Schedule of Share-based Compensation, Stock Options Black-Scholes Valuation Assumptions (Details)	12 Months Ended
Dec. 31, 2017 USD ($) yr
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 1	1.75%
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 2	0.26%
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 3	1.64%
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 4	$ 2
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 5 | yr	7.5
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 6	0.8
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 7 | yr	5
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 8	61.00%
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 9	68.00%
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 10	58.00%
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 11	74.00%
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 12	$ 0
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 13	$ 0